COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Commitments, Contingencies, Risks and Uncertainties [Table Text Block]
Year ending July 31, 2017	153,046
Year ending July 31, 2018	204,061
Year ending July 31, 2019	122,071
Year ending July 31, 2020	122,071
After 2020	457,766
Total	$1,059,015

Year ending July 31, 2017	124,580
Year ending July 31, 2018	124,580
Year ending July 31, 2019	124,580
Year ending July 31, 2020	124,580
After 2020	467,174
Total	$965,494